Form N-1A Supplement	Aug. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated July 2, 2025
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Alternative Strategies Fund	1/1/2025
On June 26, 2025, the Fund’s Board of Trustees approved certain changes to the Fund’s subadvisers and principal investment strategies effective on or about September 29, 2025 (the Effective Date). As a result, from and after the Effective Date, MidOcean Credit Fund Management, L.P. (MidOcean) will assume day-to-day management of a portion of the Fund’s portfolio. Accordingly, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The second paragraph under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Fund’s Prospectus and under the heading "Principal Investment Strategies" in the Summary Prospectus is hereby revised as follows:
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are AlphaSimplex Group, LLC (AlphaSimplex), Crabel Capital Management, LLC (Crabel), Manulife Investment Management (US) LLC (Manulife), MidOcean Credit Fund Management, L.P. (MidOcean) and TCW Investment Management Company LLC (TCW). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
The rest of the section remains the same.

Multi-Manager Alternative Strategies Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated July 2, 2025
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Alternative Strategies Fund	1/1/2025
On June 26, 2025, the Fund’s Board of Trustees approved certain changes to the Fund’s subadvisers and principal investment strategies effective on or about September 29, 2025 (the Effective Date). As a result, from and after the Effective Date, MidOcean Credit Fund Management, L.P. (MidOcean) will assume day-to-day management of a portion of the Fund’s portfolio. Accordingly, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The second paragraph under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Fund’s Prospectus and under the heading "Principal Investment Strategies" in the Summary Prospectus is hereby revised as follows:
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are AlphaSimplex Group, LLC (AlphaSimplex), Crabel Capital Management, LLC (Crabel), Manulife Investment Management (US) LLC (Manulife), MidOcean Credit Fund Management, L.P. (MidOcean) and TCW Investment Management Company LLC (TCW). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
The rest of the section remains the same.